Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

13. Share-based compensation

The total share-based compensation expense recognized in the statement of comprehensive loss for equity incentive units granted to Board Members, Executive Managers, employees and consultants has been recorded under the following headings:

	2022	2021	2020
Research and development	1,047,398	467,812	354,934
General and administration	2,634,675	710,532	821,479
Total share-based compensation	3,682,073	1,178,344	1,176,413

Analysis of share-based compensation by equity incentive plan is detailed as follows:

	2022	2021	2020
Equity sharing certificate plan	44,244	4,476	14,644
Share purchase plan	—	23,498	49,813
Share option plans	3,637,829	1,150,370	1,111,956
Total share-based compensation	3,682,073	1,178,344	1,176,413

The share-based compensation expense increased by CHF 2.5 million in 2022 compared to 2021 primarily due to the increase in the fair value of equity incentive units (ESC and employee share options) following reductions in their strike price.

The table below describes the changes in granting conditions of the equity sharing certificates and the employee share option plans in 2022:

		Number of	Number of	Number of
		Equity incentive	Equity incentive	Equity incentive	Number of equity
	Number of Equity	units repriced to	units repriced to	units repriced to	incentive units
	incentive	CHF 1.00 on	CHF 0.19 on	CHF 0.13 on	exercised under
	units	January 4, 2022	August 2, 2022	October 5, 2022	the DSPPP
Equity Sharing Certificate as of December 31 2021	198,750	108,000	198,750	198,750	198,750
Employee share options as of December 31 2021	8,615,885	8,186,045	8,383,306	8,320,836	8,154,651
Employee share options granted in 2022 at a strike price above CHF 0.13	4,011,325	—	3,852,657	3,852,657	3,750,258
Employee share options granted in 2022 at a strike price of CHF 0.13	5,425,753	—	—	—	5,335,224
Total		8,294,045	12,434,713	12,372,243	17,438,883

Equity Sharing Certificate Equity Incentive Plan

On June 1, 2010, the Company established an equity incentive plan based on equity sharing certificates (“ESCs”) to provide incentives to Board Members, Executive Managers, employees and consultants of the Group. Each ESC provides the holder (i) a right to subscribe for 1,000 shares in the Company, and (ii) a right to liquidation proceeds equivalent to that of shareholders. All rights of the ESCs expire after their defined exercise period with the ownership of the ESCs reverting to the Group. ESCs granted are subject to certain vesting conditions based on the service period defined in each grant agreement. The holder of vested ESCs has the right to subscribe to shares at the subscription price if the underlying share price has reached the floor price. The floor and subscription price are defined by the Board of Directors in each grant agreement at the time of issuance. In the event of a change in control, all ESCs are automatically vested. The Group has no legal or constructive obligation to repurchase or settle ESCs in cash.

Movements in the number of share subscription rights attached to the ESCs outstanding are as follows:

	Average		Average		Average
	subscription		subscription		subscription
	prices / floor		prices / floor		prices / floor
	prices (CHF)	2022	prices (CHF)	2021	prices (CHF)	2020
At January 1	1.54	198,750	1.54	198,750	1.54	198,750
Exercised under the DSPPP	0.13	(198,750)	—	—	—	—
At December 31	—	—	1.54	198,750	1.54	198,750

At December 31, 2022, there are no subscription rights attached to the ESCs (2021: 198,750 were exercisable and outstanding). At December 31, 2020, of the outstanding 198,750 subscription rights attached to the ESCs, 171,750 were exercisable

The outstanding subscription rights as at December 31, 2021 have the following expiry dates, subscription prices and floor prices:

At December 31, 2021	Subscription prices / floor prices (CHF)
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

Employee share option plans (ESOP)

The Company established an employee share option plan to provide incentives to directors, executives, employees and consultants of the Group.

During 2022, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2022.

				Number of share	Number of share
				options repriced	options repriced	Number of share
	Strike price at	Expiry date at	Number of share	to CHF 0.19 on	to CHF 0.13 on	exercised under the
	grant date	grant date	options granted	August 2 2022	October 5 2022	DSPPP
April 12, 2022	1.00	April. 11, 2032	3,840,657	3,840,657	3,840,657	3,738,258
April 12, 2022	1.00	Dec. 31, 2031	6,000	6,000	6,000	6,000
April 12, 2022	1.04	Dec. 31, 2031	49,713	—	—	—
May 2, 2022	1.00	May 1, 2032	6,000	6,000	6,000	6,000
October 5, 2022	0.13	Oct. 4, 2032	5,423,076	—	—	5,332,547
October 6, 2022	0.13	Oct. 5, 2032	2,677	—	—	2,677
December 29, 2022	0.20	June 30,2032	108,955	—	—	—
Total 2022			9,437,078	3,852,657	3,852,657	9,085,482

In 2022, the Group granted 9,437,078 share options of which 3,852,657 were repriced at a strike price of CHF 0.13 on October 5, 2022 and 9,085,482 have been exercised on October 26, 2022 under the DSPPP.

During 2021, the Group granted the following options with vesting over 4 years and a 10-year exercise period as described in the table below. Grant conditions relating to the strike price and grant conditions have been amended during the year ended December 31, 2022.

				Number of	Number of	Number of
				share options	share options	share options	Number of
			Number of	repriced to	repriced to	repriced to	options
	Strike price at	Expiry date at	share options	CHF 1.00 on	CHF 0.19 on	CHF 0.13 on	exercised under
	grant date	grant date	granted	Jan. 4 , 2022	Aug. 2, 2022	Oct. 5, 2022	the DSPPP
April 1, 2021	1.99	Dec. 31, 2030	27,492	—	—	—	—
May 17, 2021	1.45	May 16, 2031	1,791,000	1,786,000	1,756,000	1,756,000	1,716,000
July 1, 2021	1.60	June 30, 2031	44,408	30,000	30,000	30,000	30,000
October 1, 2021	1.45	Sept. 30, 2031	6,000	6,000	6,000	6,000	6,000
Total 2021			1,868,900	1,822,000	1,792,000	1,792,000	1,752,000

Movements in the number of options outstanding are as follows:

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2022	(CHF)	2021	(CHF)	2020
At January 1	2.01	8,615,885	2.16	6,768,460	2.38	5,540,600
Exercised under the DSPPP	0.13	(17,240,133)	—	—	—	—
Granted	0.49	9,437,078	1.46	1,868,900	1.16	1,227,860
Forfeited	1.00	(35,830)	1.93	(11,475)	—	—
Expired	—	—	2	(10,000)	—	—
At December 31	0.55	777,000	2.01	8,615,885	2.16	6,768,460

At December 31, 2022, of the outstanding 777,000 share options (respectively 2021: 8,615,885 and 2020: 6,768,460), 389,668 were exercisable (respectively 2021: 5,954,115 and 2020: 4,235,706).

The outstanding share options as at December 31, 2022 and 2021 have the following expiry dates:

At December 31, 2022	Range of strike prices (CHF)
Expiry date	0.13	0.14 to 0.99	1.00 to 1.50	1.51 to 2.50	2.51 to 3.00	Total
2025	—	25,000	—	4,687	—	29,687
2027	56,655	11,385	—	7,241	—	75,281
2028	59,530	26,085	—	—	5,292	90,907
2029	—	—	72,013	38,487	—	110,500
2030	10,000	—	17,362	27,492	—	54,854
2031	40,000	—	59,480	14,408	—	113,888
2032	192,928	108,955	—	—	—	301,883
Total	359,113	171,425	148,855	92,315	5,292	777,000

At December 31, 2021	Range of strike prices (CHF)
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,606,820	—	—	1,899,081
2028	—	—	243,506	2,464,890	2,708,396
2029	184,883	68,487	—	—	253,370
2030	1,189,373	27,492	—	—	1,216,865
2031	1,792,727	44,408	—	—	1,837,135
Total	3,459,244	2,398,245	293,506	2,464,890	8,615,885

The weighted average fair value of share options granted during 2022 determined using a Black-Scholes model was CHF 0.18 (2021: CHF 0.72, 2020: CHF 0.45). The significant inputs to the model were:

	2022	2021	2020
Weighted average share price per share at the grant date	CHF 0.41	CHF 1.58	CHF 1.16
Weighted average strike price per share	CHF 0.49	CHF 1.46	CHF 1.16
Weighted average volatility	50.34%	47.07%	40.24%
Dividend yield	—	—	—
Weighted average annual risk-free rate	0.75%	0.44%	0.13%

Deferred Strike Price Payment Plan (DSPPP)

The Group has implemented a staff retention plan which includes a DSPPP which encourages Board Members, Executive Managers and employees to exercise their share options or equity sharing certificates and become shareholders of the Company by allowing the deferral of the obligation to pay the strike price until the earlier of the sale of the shares or 10 years. Shares received through the exercise of unvested share options are subject to sales restrictions reflecting the remaining vesting period of exercised equity incentive units. In the event of a change of control, bankruptcy of the Company or forced sale of the shares at a price below the strike price, the deferred strike price payment obligation is waived. Under IFRS 2, the DSPPP is considered to be a non-recourse loan and consequently the options are deemed to be exercised on the date that the loan is repaid. Therefore, neither the shares nor the loan, are outstanding until either the options are exercised by paying the exercise price for the shares (repaying the loan) or the options expire entirely after 10 years without any remaining obligation from the option holders. The DSPPP is considered to be a modification of the equity incentive plan and consequently, the 17,438,883 shares (“DSPPP Shares”) issued from the exercise of equity incentive units are recorded as treasury shares and associated share-based compensation is recognized over the remaining vesting period as if the equity incentive units had not been exercised. The modification of the equity incentive plan results in an increase in the fair value of CHF 63,399 of which CHF 52,216 has been recognized in 2022.

Movements in the number of DSPPP shares are as follows:

	Average
	deferred strike
	price payment
	(CHF)	2022
At January 1	—	—
Granted - exercise of ESOP & ESC	0.13	17,438,883
At December 31	0.13	17,438,883

On October 26, 2022, Board Members, Executive Managers and employees exercised a total of 17,438,883 equity incentive units at a strike price of CHF 0.13. At December 31, 2022, of the 17,438,883 DSPPP Shares, 7,726,415 are not subject to sales restrictions and all DSPPP Shares expire in 2032.

Share purchase plan

The Group established a share purchase plan under which services are settled for shares. Under the plan Board Members, Executive Managers, employees and consultants may receive fully paid ordinary shares from the Group’s treasury share reserve for services rendered. During the year ended December 31, 2022, the Group did not use its treasury shares to pay consultants whilst during the year ended December 31, 2021, 116,914 shares (respectively 2020: 207,190) were transferred to settle CHF 164,980 (respectively 2020: CHF 285,745) of consulting fees.